EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 12 – EQUITY

a.	Share capital

The Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2022	2023

Authorized share capital	2,500,000,000	2,500,000,000

Issued and paid-up share capital	922,958,942	1,086,589,165

	In USD and NIS Amounts
	December 31,
	2022	2023

Authorized share capital (in NIS)	250,000,000	250,000,000

Issued and paid-up share capital (in NIS)	92,295,894	108,658,916

Issued and paid-up share capital (in USD)	27,100,201	31,355,056

b.	Rights related to shares

The ordinary shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2022 and 2023, all outstanding share capital consisted of ordinary shares.

c.	Changes in the Company’s equity

1)
In connection with the loan agreement with Kreos Capital signed in October 2018 (see Note 10), Kreos Capital received warrants to purchase 63,837 ADSs at an exercise price of $14.10 per ADS. The warrants issued have been classified as a financial liability due to a net settlement provision. The warrant is exercisable for a period of ten years from the date of issuance.

The fair value of the warrants at the date of issuance, computed using the Black-Scholes option pricing model, amounted to $861,000. The fair value of the warrants was immaterial as of December 31, 2023 (December 31, 2022 – also immaterial), and was based on the then current price of an ADS, a risk-free interest rate of 3.84%, an average standard deviation of 84.7%, and on the remaining contractual life of the warrants.

The change in fair value for the years ended December 31, 2022 and 2023, of $36,000 and $21,000, respectively, has been recorded as non-operating income on the statement of comprehensive loss. As of December 31, 2023, none of these warrants had been exercised.

2)
In February 2019, the Company completed an underwritten public offering of 1,866,667 of its ADSs and warrants to purchase 1,866,667 ADSs, at a public offering price of $8.25 per ADS and accompanying warrant. The warrants were exercisable immediately, were to expire five years from the date of issuance and had an exercise price of $11.25 per ADS. The offering raised a total of $15.4 million, with net proceeds of $14.1 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.0 million. Total issuance costs initially allocated to the warrants were $0.4 million.

The warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants as of December 31, 2023 was immaterial (December 31, 2022 – also immaterial).

The change in fair value for the year ended December 31, 2022 of $563,000 was recorded as non-operating income on the statement of comprehensive loss. The change in fair value for 2023 was immaterial. As of December 31, 2023, none of these warrants had been exercised, and they expired in February 2024.

3)
In May and June 2020, the Company sold in registered direct offerings an aggregate of 7,653,145 ADSs at a price of $1.75 per ADS. The Company also issued to investors in the offerings unregistered warrants to purchase 7,653,145 ADSs. The warrants were exercisable immediately, were to expire two and half years from the date of issuance and had an exercise price of $2.25 per ADS. In addition, the Company granted to the placement agent’s designees, as part of the placement fees, warrants to purchase 382,657 ADSs. These warrants were exercisable immediately, were set to expire two and half years from the date of issuance and had an exercise price of $2.1875 per ADS. The offerings raised a total of $13.4 million, with net proceeds of $12.0 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.7 million. Total issuance costs initially allocated to the warrants were $0.6 million.

The warrants issued were classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes were charged to non-operating income and expense in the statement of comprehensive loss.

Prior to their expiration in November 2022, 5,739,741 of these warrants were exercised.

The change in fair value for the year ended December 31, 2022 of $1,253,000 was recorded as non-operating income on the statement of comprehensive loss.

4)
In January 2021, the Company completed an underwritten public offering of 14,375,000 of its ADSs at a public offering price of $2.40 per ADS. The offering raised total gross proceeds of $34.5 million, with net proceeds of $31.4 million after deducting fees and expenses. In addition, warrants to purchase 718,750 ADSs were granted to the underwriters. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $3.00 per ADS.

The warrants have been classified as shareholders’ equity, with initial recognition at fair value on the date issued. The total issuance costs initially allocated to the warrants were recorded as an offset to share premium.

The fair value of the warrants on the issuance date was approximately $1.0 million, which was recorded as issuance costs, and computed using the Black and Scholes option pricing model, based upon the then current price of an ADS, a risk-free interest rate of approximately 0.45% and an average standard deviation of approximately 73.8%.

As of December 31, 2023, none of these warrants had been exercised.

5)
In September 2022, the Company completed a registered direct offering of 13,636,365 ADSs at a price of $1.10 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 13,636,365 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.15 per ADS. In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 681,818 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.375 per ADS. Gross proceeds from the offering totaled $15.0 million, with net proceeds of $13.5 million, after deducting fees and expenses. The offering consideration allocated to the placement agent warrants amounted to $0.4 million.

The warrants issued to the investors have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 3.62%, and an average standard deviation of 82.5%. The gross consideration initially allocated to the investor warrants amounted to $9.1 million, with total issuance costs initially allocated to the warrants amounting to $0.8 million.

The fair value of the warrants amounted to $11,905,000 as of December 31, 2023 (December 31, 2022 - $4,502,000), and was based on the then current price of an ADS, a risk-free interest rate of 3.9%, an average standard deviation of 86.5%, and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2022 and 2023 of $4,573,000 and $11,033,000, respectively, have been recorded as non-operating income (expenses) in the statement of comprehensive loss.

As of December 31, 2023, 2,545,455 of these warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.

6)
On August 27, 2023, the Company entered into a securities purchase agreement, pursuant to which the Company agreed to sell in a private placement an aggregate of 6,829,137 ADSs of the Company, at a purchase price of $2.136 per ADS. Aggregate gross proceeds from the sale, which were received by the Company at closing, amounted to $14.6 million, with related issuance costs amounting to approximately $0.9 million. Pursuant to IFRS 15, approximately $12.0 million of gross proceeds and $0.7 million of issuance costs were recognized as equity. (see Note 16).

d.	Share purchase agreements

1)
In September 2020, the Company entered into an ATM sales agreement with H.C. Wainwright & Co., LLC (“HCW”), pursuant to which the Company was entitled, at its sole discretion, to offer and sell through HCW, acting as sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remained in effect. The Company agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. Expenses associated with establishment of the ATM facility with HCW, amounting to $0.2 million, were recorded in 2020 as non-operating expenses. In September 2021, the Company terminated the agreement. During 2021, the Company issued a total of 4,745,368 ADSs under the agreement for total gross proceeds of $18.5 million. From the effective date of the agreement through its termination, 7,381,101 ADSs were sold under the program for total gross proceeds of approximately $24.5 million.

2)
In September 2021, the Company entered into a new $25.0 million ATM sales agreement with HCW under substantially identical terms to the previous agreement. Expenses associated with establishment of the ATM facility with HCW, amounting to $0.1 million, were recorded in non-operating expenses during the period. During 2023, the Company issued a total of 1,501,207 ADSs under the program for total gross proceeds of approximately $2.9 million. From the effective date of the agreement through the issuance date of this report, 2,109,858 ADSs have been sold under the program for total gross proceeds of approximately $4.4 million and a total fees of approximately $0.1 million.

e.	Share-based payments

1)	Share Incentive plan – general

In 2003, the Company adopted the 2003 Share Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and ordinary shares to the Company’s employees, directors, consultants and other service providers. Options are issued at the determination of the Board of Directors in accordance with applicable law. The options are generally exercisable for a ten-year period and the grants generally vest over a four-year period. In 2013, the Company’s Board of Directors approved amendments to the Plan to take into account changes in laws and regulations that had occurred since its adoption and to extend the term of the plan until November 2023. In 2016, the Board of Directors approved amendments to the Plan to allow for the grant of restricted stock units (“RSUs”) and performance stock units (“PSUs”). In 2022, the Board approved certain amendments to the Plan in order to conform the Plan to U.S. tax regulations for the benefit BioLineRx USA, Inc. employees. In November 2023, the Company’s Board of Directors approved to extend the term of the plan until May 2024.

PSUs are RSUs that are linked to any one or more performance goals (in addition to, or in lieu of, time-based vesting terms) determined appropriate by the Board of Directors. The specific performance goals, as well as the time period associated with achieving such goals, are approved by the Board and are set forth in the grantee’s grant agreement. To date, each PSU grant has had between three to five performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 20-40% on the achievement of each goal. The tranche of PSUs associated with a given milestone expires 12 months after the target date established for that milestone. As of December 31, 2023, 8,336,970 PSUs were vested in accordance with their original terms.

1)	Share Incentive plan – general (cont.)

As of December 31, 2023, there were 153,154,860 ordinary shares issuable upon the exercise of outstanding equity instruments under the Plan.

Company Israelis’ employees and directors are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Israeli non-employees of the Company (consultants and other service providers) are granted options under Section 3(i) of the Ordinance. All non-Israeli employees and non-employees of the Company are granted options as non-qualifies.

As of December 31, 2023, there were 17.7 million remaining authorized but unissued ordinary shares in the pool reserved for future share-based incentive grants.

2)	Employee share incentive plan:

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2021		2022		2023
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	35,981,579	1.5	40,956,214	0.7	89,871,858	0.4
Granted	6,588,200	0.4	53,696,305	0.3	64,855,380	0.2
Forfeited and expired	(1,438,642)	3.0	(4,618,062)	0.8	(3,804,175)	0.7
Exercised	(174,923)	0.1	(162,599)	0.1	(493,238)	0.2
Outstanding at end of year*	40,956,214	0.7	89,871,858	0.4	150,429,825	0.3
Exercisable at end of year	18,663,353	1.7	26,663,961	0.8	51,970,635	0.5

*
As of December 31, 2021, 2022 and 2023, includes 4,084,748, 10,482,277, and 12,219,465 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

The total consideration received from the exercise of equity instruments during 2021, 2022 and 2023 was not material.

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	As of December 31,
	2022		2023
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.49	58,488,372	9.2	120,593,415	8.8
0.5-0.99	17,175,120	7.8	16,147,110	6.9
1.00-2.00	13,668,366	5.5	13,149,390	4.7
2.01-3.4	540,000	4.2	539,910	3.2
	89,871,858	8.4	150,429,825	8.2

The fair value of equity instruments granted to employees through December 31, 2023 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2021	2022	2023
Expected dividend yield	0%	0%	0%
Expected volatility	67%	67%	69%
Risk-free interest rate	1%	4%	4%
Expected life of options (in years)	6	6	6

The remaining unrecognized deferred compensation expense as of December 31, 2023 was $2.7 million. This amount will be expensed over the remaining vesting period of the equity instruments.

3)	Stock options to consultants

From inception through December 31, 2021, the Company issued to consultants options for the purchase of 3,296,523 ordinary shares at a weighted average exercise price of NIS 5.23 per share.

In 2022 and 2023, the Company did not issue additional options to consultants.

The options to consultants generally vest over four years and may be exercised for periods of between five and ten years. As of December 31, 2023, 2,725,035 options to consultants were outstanding with a weighted average exercise price of NIS 1.01 per share and a weighted average contractual life of 6.9 years.

Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services (primarily in respect of clinical advisory services) is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The value of services recorded in each of the years 2021, 2022 and 2023 was not material.